Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Coal rights	Software and other	Power sale contracts	Intangibles under development	Total
Cost
As at Dec. 31, 2017	178	314	223	29	744
Additions(1)	—	—	—	53	53
Retirements and disposals(2)	—	(2)	—	—	(2)
Change in foreign exchange rates	—	3	—	—	3
Transfers	7	24	14	(36)	9
As at Dec. 31, 2018	185	339	237	46	807
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)	—	(5)	—	—	(5)
Additions	—	—	—	14	14
Acquisition	—	1	—	15	16
Disposals (Note 4(D))	(37)	(1)	—	—	(38)
Change in foreign exchange rates	—	(4)	(1)	(1)	(6)
Transfers	1	48	14	(63)	—
As at Dec. 31, 2019	149	378	250	11	788

Accumulated amortization
As at Dec. 31, 2017	125	188	67	—	380
Amortization	9	32	9	—	50
Retirements and disposals	—	(1)	—	—	(1)
Change in foreign exchange rates	—	2	—	—	2
Transfers	(17)	—	20	—	3
As at Dec. 31, 2018	117	221	96	—	434
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)	—	(3)	—	—	(3)
Amortization	8	31	11	—	50
Disposals (Note 4(D))	(9)	(1)	—	—	(10)
Change in foreign exchange rates	—	(1)	—	—	(1)
Transfers	1	(1)	—	—	—
As at Dec. 31, 2019	117	246	107	—	470

Carrying amount
As at Dec. 31, 2017	53	126	156	29	364
As at Dec. 31, 2018	68	118	141	46	373
As at Dec. 31, 2019	32	132	143	11	318
Goodwill acquired through business combinations has been allocated to CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments are as follows:

As at Dec. 31	2019	2018
Hydro	258	259
Wind and Solar	176	175
Energy Marketing	30	30
Total goodwill	464	464